Income Tax - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	20.00%	20.00%	20.00%
UKRAINE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate		18.00%
UZBEKISTAN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate		15.00%
Turkiye
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate		25.00%
KAZAKHSTAN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate		20.00%
AZERBAIJAN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate		20.00%